CONCENTRATIONS (Details) $ in Millions	12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2022	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)
China
CONCENTRATIONS
Cash was on deposit at financial institutions	¥ 90,300,000	¥ 45,500,000		$ 12.4
Maximum insured bank deposit | ¥	500,000
Unprotected cash held in banks	84,400,000	40,000,000.0		11.6
Hong Kong
CONCENTRATIONS
Cash was on deposit at financial institutions	108,700,000	240,300,000		15.0
Maximum insured bank deposit | $					$ 500,000
Unprotected cash held in banks	¥ 105,500,000	¥ 238,800,000		$ 14.5
CNPC | Customer concentration | Total revenue
CONCENTRATIONS
Concentration risk, percentage	48.00%	43.00%	50.00%
CNPC | Customer concentration | Accounts receivable
CONCENTRATIONS
Concentration risk, percentage	38.00%	31.00%	49.00%
SINOPEC | Customer concentration | Total revenue
CONCENTRATIONS
Concentration risk, percentage	19.00%	32.00%	28.00%
SINOPEC | Customer concentration | Accounts receivable
CONCENTRATIONS
Concentration risk, percentage	27.00%	27.00%	22.00%
Another customer | Customer concentration | Total revenue
CONCENTRATIONS
Concentration risk, percentage			10.00%
Another customer | Customer concentration | Accounts receivable
CONCENTRATIONS
Concentration risk, percentage	6.00%		14.00%
Another customer | Customer one | Accounts receivable
CONCENTRATIONS
Concentration risk, percentage		11.00%
Another customer | Customer two | Accounts receivable
CONCENTRATIONS
Concentration risk, percentage		10.00%